Accounts Payable	12 Months Ended
Jun. 30, 2023
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 12 — ACCOUNTS PAYABLE

The Company’s accounts payable (“AP”) primarily include balance due to suppliers for purchase of electronic components products. The June 30, 2022 accounts payable balance has been fully settled. Approximately 70.7% of the accounts payable balance as of June 30, 2023 has been settled as of the date the Company’s interim financial statements for the year ended June 30, 2023 were issued.

The following table summarizes the Company’s outstanding accounts payable and subsequent settlement by aging bucket:

	Balance as of June 30, 2023	Subsequent settlement	% of collection
Accounts payable aged less than 6 months	$50,049,201	$35,071,648	70.1%
Accounts payable aged from 7 to 12 months	1,078,127	1,078,127	100.0%
Total accounts payable	$51,127,328	$36,149,775	70.7%

	Balance as of June 30, 2022	Subsequent settlement	% of collection
Accounts payable aged less than 6 months	$59,541,103	$59,541,103	100.0%
Accounts payable aged from 7 to 12 months	17,640	17,640	100.0%
Total accounts payable	$59,558,743	$59,558,743	100.0%